Other Balance Sheet Components - Other non-current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Investment related deposits	$ 311,090	$ 373,252
Deferred tax assets	45,735	39,989
Others	51,579	30,269
Other non-current assets	746,790	898,422
Related party | Loans to and interest receivable
Other non-current assets	$ 338,386	$ 454,912